Basis of Presentation and Organization (Restated) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Basis of Presentation and Organization (Restated) [Abstract]
Effect of the restatements and reclassification of Statement of Balance sheet
BALANCE SHEET	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	June 30, 2013	June 30, 2013	June 30, 2013

ASSETS
CURRENT ASSETS
TOTAL CURRENT ASSETS	35,890,245	-	35,890,245	36,231,996	-	36,231,996

NON-CURRENT ASSETS
Intangible assets	3,339,148	-	3,339,148	3,314,413	-	3,314,413
Deferred tax asset	1,081,531	289,740	1,371,271	988,860	141,594	1,130,454
Property, plant and equipment	502,724	-	502,724	569,031	-	569,031
Other assets	-	-	-	45,973	-	45,973
Goodwill	67,659	-	67,659	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	4,991,062	289,740	5,280,802	4,987,334	141,594	5,128,928

TOTAL ASSETS	$40,881,307	$289,740	$41,171,047	$41,219,330	$141,594	$41,360,924

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
TOTAL CURRENT LIABILITIES	33,721,813	-	33,721,813	33,650,881	-	33,650,881

NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	44,731	-	44,731	45,665	-	45,665

TOTAL LIABILITIES	33,766,544	-	33,766,544	33,696,546	-	33,696,546

EQUITY
Preferred stock	50	-	50	50	-	50
Common stock	9,812	-	9,812	996,163	-	996,163
Common stock to be issued	509	-	509	33,837	-	33,837
Treasury stock	150	-	150	-	-	-
APIC	15,942,270	-	15,942,270	14,462,575	-	14,462,575
Other accumulated comprehensive gain (loss)	(1,200,861)	(35,158)	(1,236,019)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(7,637,167)	324,898	(7,312,269)	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	7,114,763	289,740	7,404,503	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,881,307	$289,740	$41,171,047	$41,219,330	$141,594	$41,360,924

BALANCE SHEETS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
ASSETS
CURRENT ASSETS
TOTAL CURRENT ASSETS	33,919,346	-	33,919,346	35,974,537	-	35,974,537

NON-CURRENT ASSETS
Intangible assets	3,467,872	-	3,467,872	3,512,767	-	3,512,767
Deferred tax asset	2,155,244	(114,156)	2,041,089	988,860	141,594	1,130,454
Property, plant and equipment	684,786	-	684,786	578,136	-	578,136
Other assets	-	-	-	95,973	-	95,973
Goodwill	-	-	-	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	6,307,902	(114,156)	6,193,747	5,244,793	141,594	5,386,387

TOTAL ASSETS	$40,227,248	$(114,156)	$40,113,093	$41,219,330	$141,594	$41,360,924

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Trade and other payables	6,597,747	(1)	6,597,746	5,250,399	-	5,250,399
Wholesale loan facility	24,688,865	-	24,688,865	25,669,388	-	25,669,388
Cash reserve	703,003	-	703,003	2,731,094	-	2,731,094
TOTAL CURRENT LIABILITIES	31,989,615	(1)	31,989,614	33,650,881	-	33,650,881

NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	218,574	-	218,574	45,665	-	45,665

TOTAL LIABILITIES	32,208,189	(1)	32,208,188	33,696,546	-	33,696,546

EQUITY
Preferred stock	50	-	50	50	-	50
Common stock	530,000	-	530,000	996,164	(1)	996,163
Common stock to be issued	-	-	-	-	33,837	33,837
Additional paid-in capital	14,639,149	1	14,639,150	14,496,411	(33,836)	14,462,575
Other accumulated comprehensive gain (loss)	(244,289)	(8,769)	(253,058)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(6,905,851)	(105,386)	(7,011,237)	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	8,019,059	(114,154)	7,904,905	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,227,248	$(114,155)	$40,113,093	$41,219,330	$141,594	$41,360,924

Effect of the restatements and reclassification of Statement of Operations
STATEMENTS OF OPERATIONS	Three months ended			Six months ended
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013

Revenue	$1,581,716	$(59,898)	$1,521,818	$2,955,168	$(240,955)	$2,714,213
Cost of revenue	783,425	(59,917)	723,508	1,738,669	(240,954)	1,497,715
Gross profit	798,291	19	798,310	1,216,499	(1)	1,216,498

Operating expenses
Compensation expenses	251,521	-	251,521	369,074	-	369,074
Research and development expense	109,397	-	109,397	218,795	-	218,795
Bad debt expenses	30,259	-	30,259	251,252	-	251,252
Occupancy expenses	70,123	(19)	70,104	132,041	(2,865)	129,176
Depreciation expense	16,813	20	16,833	36,907	-	36,907
General and administration expenses	476,376	19	476,395	642,806	2,865	645,671
Total operating expenses	954,489	20	954,509	1,650,875	-	1,650,875
(loss) Income from operations	(156,198)	(1)	(156,199)	(434,376)	(1)	(434,377)

Other income / (expense)
Interest income	26,383	-	26,383	53,222	-	53,222
Research and development grant	111,900	-	111,900	295,200	-	295,200
Other (expense) income	3,713	(3,287)	426	3,713	(6,356)	(2,643)
Finance costs	(284)	-	(284)	(284)	-	(284)
Total other income	141,712	(3,287)	138,425	351,851	(6,356)	345,495

(Loss) income from operations before income taxes	(14,486)	(3,288)	(17,774)	(82,525)	(6,357)	(88,882)
Income tax expense	299,187	(170,967)	128,220	339,416	(162,044)	177,372

Net (loss) income from continuing operations	(313,673)	167,679	(145,994)	(421,941)	155,687	(266,254)
Net loss from discontinued operations	(104,678)	-	(104,678)	(297,530)	-	(297,530)
Net (loss) income	(418,351)	167,679	(250,672)	(719,471)	155,687	(563,784)
Other comprehensive income	(287,468)	(10,082)	(297,550)	(148,717)	(7,540)	(156,257)
Comprehensive (loss) income	$(705,819)	$157,597	$(548,222)	$(868,188)	$148,147	$(720,041)

Net (loss) income per share:
Basic and Diluted Continuting operations	$(0.030)	$0.016	$(0.014)	$(0.041)	$0.015	$(0.026)
Discontinued	$(0.010)	$-	$(0.010)	$(0.028)	$-	$(0.028)
Total	$(0.040)	$0.016	$(0.024)	$(0.069)	$0.015	$(0.054)

STATEMENTS OF OPERATIONS	Three months ended			Six months ended
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012

Revenue	$1,309,608	$(72,541)	$1,237,067	$2,616,913	$(274,597)	$2,342,316
Cost of revenue	770,794	(72,536)	698,258	1,683,600	(274,596)	1,409,004
Gross profit	538,814	(5)	538,809	933,313	(1)	933,312

Operating expenses
Compensation expenses	231,954	(31,409)	200,545	386,883	(65,481)	321,402
Research and development expense	118,057	(1,333)	116,724	236,115	-	236,115
Bad debt expenses	61,736	-	61,736	68,686	-	68,686
Occupancy expenses	64,862	(5,686)	59,176	123,489	(11,370)	112,119
Depreciation expense	18,870	(4)	18,866	29,921	-	29,921
General and administration expenses	62,277	38,170	100,447	71,621	76,333	147,954
Total operating expenses	557,756	(262)	557,494	916,715	(518)	916,197
(loss) Income from operations	(18,942)	257	(18,685)	16,598	517	17,115

Other income / (expense)
Interest income	23,925	-	23,925	54,093	-	54,093
Research and development grant	93,483	-	93,483	186,948	-	186,948
Other (expense) income	-	(1,199)	(1,199)	(141)	-	(141)
Finance costs	-	-	-	-	(6,127)	(6,127)
Total other income	117,408	(1,199)	116,209	240,900	(6,127)	234,773

(Loss) income from operations before income taxes	98,466	(942)	97,524	257,498	(5,610)	251,888
Income tax expense	90,158	(14,895)	75,263	95,078	72,306	167,384
Net (loss) income from continuing operations	8,308	13,953	22,261	162,420	(77,916)	84,504
Net loss from discontinued operations	-	-	-	-	-	-
Net (loss) income	8,308	13,953	22,261	162,420	(77,916)	84,504
Other comprehensive income	(63,565)	1,604	(61,961)	178,363	(2,524)	175,839
Comprehensive (loss) income	$(55,257)	$15,557	$(39,700)	$340,783	$(80,440)	$260,343

Net (loss) income per share:
Basic and Diluted Continuing operations	$0.002	$0.003	$0.004	$0.031	$(0.015)	$0.016
Discontinued	$-	$-	$-	$-	$-	$-
Total	$0.002	$0.003	$0.004	$0.031	$(0.015)	$0.016

STATEMENTS OF OPERATIONS
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June, 30 2012	June, 30 2012	June, 30 2012	June, 30 2013	June, 30 2013	June, 30 2013

Revenue	$4,171,622	$-	$4,171,622	$6,098,374	$(793,244)	$5,305,130
Cost of revenue	2,622,383	92,844	2,715,227	3,700,918	(699,345)	3,001,573
Gross profit	1,549,239	(92,844)	1,456,395	2,397,456	(93,899)	2,303,557

Operating expenses
Compensation expenses	807,671	(960)	806,711	859,754	(129,486)	730,268
Research and development expense	199,144	-	199,144	472,229	-	472,229
Bad debt expenses	78,038	-	78,038	393,774	-	393,774
Occupancy expenses	254,145	(33,145)	221,000	276,615	(22,483)	254,132
Depreciation expense	129,246	(92,844)	36,402	169,743	(93,899)	75,844
General and administration expenses	207,629	19,307	226,936	99,251	151,969	251,220
Total operating expenses	1,675,873	(107,642)	1,568,231	2,271,366	(93,899)	2,177,467
(loss) Income from operations	(126,634)	14,798	(111,836)	126,090	-	126,090

Other income / (expense)
Interest income	109,899	-	109,899	114,309	-	114,309
Research and development grant	302,876	-	302,876	526,962	-	526,962
Other (expense) income	-	(14,797)	(14,797)	(182,566)	-	(182,566)
Finance costs	(28,555)	-	(28,555)	(16,797)	-	(16,797)
Total other income	384,220	(14,797)	369,423	441,908	-	441,908

(Loss) income from operations before income taxes	257,586	1	257,587	567,998	-	567,998
Income tax expense	-	179,647	179,647	579,844	(274,598)	305,246
Net (loss) income	257,586	(179,646)	77,940	(11,846)	274,598	262,752
Other comprehensive income	(253,444)	164	(253,280)	(807,855)	(18,849)	(826,704)
Comprehensive (loss) income	$4,142	$(179,482)	$(175,340)	$(819,701)	$255,749	$(563,952)

Net income (loss) per share:
Basic	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049
Diluted	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049

Effect of the restatements and reclassification of Statement of Cash Flows
STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012

Net income (loss)	$(719,470)	$155,686	$(563,784)	$162,420	$(77,916)	$84,504
Net (loss) from discontinued operations	(297,530)	-	(297,530)	-	-	-
Net (loss) income from continuing operations	(421,940)	155,686	(266,254)	162,420	(77,916)	84,504

Adjustments to reconcile net loss to net cash used in operating activities:

Depreciation & amortization	357,687	-	357,687	345,507	-	345,507
Stock options and shares issued for compensation	178,356	-	178,356	-	-	-

(Increase) / decrease in assets:
Trade receivables	(316,347)	-	(316,347)	32,103	-	32,103
Inventories	10,034	-	10,034	(108,826)	-	(108,826)
Deferred tax assets	333,067	(155,686)	177,381	88,950	78,434	167,384
Other assets	(460,935)	-	(460,935)	85,329	-	85,329
Increase / (decrease) in current liabilities:
Trade payables	187,821	-	187,821	(1,191,086)	-	(1,191,086)
Net cash used in operating activities	(132,257)	-	(132,257)	(585,603)	518	(585,085)
CASH FLOWS FROM INVESTING
ACTIVITIES
Purchase of property, plant and equipment	(73,053)	-	(73,053)	(588,018)	(518)	(588,536)
Purchase of subsidiary	(322,875)	-	(322,875)	-	-	-
Net cash used in investing activities	(395,928)	-	(395,928)	(588,018)	(518)	(588,536)

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	429,299	-	429,299	807,650	-	807,650

Net cash (used in) operations	(98,886)	-	(98,886)	(365,971)	-	(365,971)

Cash flows from discontinued operations
Net cash (used in) discontinued operations	(65,287)	-	(65,287)	-	-	-

Effect of exchange rate changes on cash and cash equivalents	(141,916)	-	(141,916)	124,483	-	124,483
Net increase in cash and cash equivalents	(306,089)	-	(306,089)	(241,488)	-	(241,488)
Cash and cash equivalents at the beginning of the period	7,140,539	-	7,140,539	5,617,025	-	5,617,025

Cash and cash equivalents at the end of the period	6,899,738	-	6,899,738	5,375,537	-	5,375,537

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$6,356	$(6,356)	$-	$95,078	$(95,078)	$-
Interest payments	$888,684	$-	$888,684	$901,130	$-	$901,130

STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
Net income (loss)	$257,586	$(179,646)	$77,940	$(11,846)	$274,598	$262,752
Adjustments to reconcile net loss to net cash used in operating activities:

Depreciation & amortization	594,011	-	594,011	697,017	-	697,017
(Increase) / decrease in assets:
Trade receivables	(7,765,220)	-	(7,765,220)	(3,555,934)	-	(3,555,934)
Inventories	3,440	-	3,440	(120,644)	-	(120,644)
Deferred tax assets	-	179,646	179,646	579,844	(274,598)	305,246
Other assets	(862,462)	-	(862,462)	324,906	-	324,906
Increase/ (decrease) in current liabilities:
Trade payables	3,737,665	-	3,737,665	(769,094)	-	(769,094)
Net cash used in operating activities	(4,034,980)	-	(4,034,980)	(2,855,751)	-	(2,855,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(790,967)	-	(790,967)	(824,747)	-	(824,747)

CASH FLOWS FROM FINANCING
ACTIVITIES
Net cash provided by financing activities	7,751,988	-	7,751,988	6,096,650	-	6,096,650

Net cash provided by operations	2,926,041	-	2,926,041	2,416,152	-	2,416,152

Effect of exchange rate changes on cash and cash equivalents	(163,975)	-	(163,975)	(827,350)	-	(827,350)
Net increase in cash and cash equivalents	2,762,066	-	2,762,066	1,588,802	-	1,588,802
Cash and cash equivalents at the beginning of the period	2,854,959	-	2,854,959	5,617,025	-	5,617,025

Cash and cash equivalents at the end of the period	5,617,025	-	5,617,025	7,205,827	-	7,205,827

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$-	$-	$-	$-	$-	$-
Interest payments	$1,711,920	$-	$1,711,920	$1,905,471	$-	$1,905,471